Performance B.2. Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of sales:
Cost of telephone, equipment and other accessories	$ (341)	$ (358)	$ (386)
TV Content and data costs	(234)	(290)	(349)
Voice airtime and transmission costs	(175)	(209)	(234)
Bad debt and obsolescence cost	(125)	(143)	(141)
Call center costs	(88)	(76)	(72)
Transmission and other costs	(16)	(18)	(19)
Other costs	(333)	(326)	(306)
Equipment, programming and other direct costs	(1,311)	(1,420)	(1,507)
Operating expenses, net
Marketing expenses	(543)	(525)	(536)
Site and network maintenance costs	(322)	(325)	(322)
Employee related costs	(452)	(553)	(614)
External and other services	(208)	(262)	(281)
Other operating expenses	(233)	(250)	(290)
Operating expenses, net	(1,758)	(1,915)	(2,043)
Other operating income (expenses), net:
Impairment of intangible assets and property, plant and equipment	(3)	(12)	(3)
Gain on the formation of a joint operation	0	28	0
Gain (loss) on disposals of intangible assets and property, plant and equipment	36	23	6
Gain (loss) on disposal of equity investments	0	5	0
Other income (expense)	34	10	8
Other operating income (expenses), net	$ 68	54	10
Paraguay And Guatemala
Other operating income (expenses), net:
Increase (decrease) through cumulative catch-up adjustments to revenue arising from contract modification, contract liabilities		$ 8
Colombia
Other operating income (expenses), net:
Increase (decrease) through cumulative catch-up adjustments to revenue arising from contract modification, contract liabilities			2
Paraguay
Other operating income (expenses), net:
Amount presented in other comprehensive income realised at derecognition of financial liability			$ 3